Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 156,656	$ 2,576,416	$ 8,417,203
Prepaid expenses	103,040	114,473	161,148
Marketable securities		2,887,215
Accrued interest income	4	14,901
Deferred costs	101,651
Total current assets	361,351	5,593,005	8,578,351
Property and equipment, net	21,160	24,827	12,592
Other assets			6,480
Operating lease right-of-use asset	291,057	333,904	56,122
Total Assets	673,568	5,951,736	8,653,545
Current Liabilities
Convertible notes payable, net		595,999
Operating lease liability	58,652	52,479	62,823
Total Current Liabilities	1,659,233	1,042,237	975,676
Convertible notes payable non-current, net		135,089
Derivative liability	74,107	414,512
Operating lease liability non-current	255,605	304,127
Total Liabilities	1,988,945	1,895,965	975,676
Stockholders’ Equity
Series A Convertible Preferred Stock, $0.00001 par value; $1,000 per share liquidation value; 20,000,000 shares authorized; no shares outstanding
Common stock, $0.00001 par value; 100,000,000 shares authorized; 2,946,099, 2,008,689 and 1,700,414 shares issued and outstanding, respectively	29	20	17
Additional paid in capital, as restated	31,664,226	29,489,055	26,518,433
Accumulated deficit, as restated	(32,979,632)	(25,433,304)	(18,840,581)
Total Stockholders’ Equity	(1,315,377)	4,055,771	7,677,869
Total Liabilities and Stockholders’ Equity	673,568	5,951,736	8,653,545
Nonrelated Party [Member]
Current Liabilities
Accounts payable and accrued expenses	1,348,444	282,860	116,745
Accrued interest payable		110,453
Related Party [Member]
Current Liabilities
Accounts payable and accrued expenses		446	12,500
Accrued interest payable	2,137		98,135
Notes payable to related parties	$ 250,000		$ 685,473